Share-based payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-based Payments
Summary of vesting conditions and expiry dates

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	30 June 2024
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	30 June 2024
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	30 June 2024

Summary of performance rights movements

	2023	2022
Tranche 1
Balance at beginning of year	82,686	10,890
Granted during the year	42,493	73,296
Forfeited during the year	(4,063)	(1,500)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	121,116	82,686

	2023	2022
Tranche 2
Balance at beginning of year	17,200	18,929
Granted during the year	5,900	4,271
Forfeited during the year	(6,301)	(6,000)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	16,799	17,200

	2023	2022
Tranche 3
Balance at beginning of year	28,680	27,381
Granted during the year	10,628	10,049
Forfeited during the year	(10,515)	(8,750)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	28,793	28,680